Ordinary Share	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Ordinary Share
15.	Ordinary Share

On July 17, 2017, Qutoutiao Inc. was incorporated as Limited Liability Company with authorized share capital of US$50,000 divided into 50,000 shares with par value US$1.00 each. On September 1, 2017, the authorized share capital of US$50,000, which represented 50,000 issued shares, was subdivided into 500,000,000 shares. As of December 31, 2017, the authorized ordinary shares are 493,681,319 shares, of which 50,000,000 shares were issued and 40,000,000 shares were outstanding, and the authorized, issued and outstanding Series A and A1 convertible redeemable preferred shares are 4,945,055 shares and 1,373,626 shares respectively.

In November 2017, a shareholder of the Company sold certain ordinary shares to third party investors at US$7.28 per share. The sale of ordinary shares is a transaction amongst shareholders and did not impact the Group’s consolidated financial statements.

In January 2018, the founders entered into Share Restriction Deeds with the Company such that a total of 15,937,500 ordinary shares of the Company held by the founders became restricted and will vest over periods from 24 months to 34 months. Prior to the end of the vesting periods, all the remaining restricted shares shall vest immediately and no longer constitute restricted shares upon a Deemed Liquidation Event or IPO of the Company. In the event that the founder voluntarily and unilaterally terminates his employment/service contract with any applicable Group entities or his employment or service relationship is terminated by any applicable Group entities for cause as stated in the Deed, the related founder shall sell to the Company, and the Company shall repurchase from the founder, all of the restricted shares (not vested shares) at a price of US$0.0001 per share. For accounting purposes, this transaction has been reflected retrospectively similar to a reverse stock split and presented in the balance sheet as of December 31, 2017 and statement of shareholders’ deficit as a reduction of the numbers of issued and outstanding ordinary shares. Upon the execution of the Share Restriction Deeds in January 2018, the total 15,937,500 ordinary shares were presented as an increase of the numbers of issued ordinary shares, with the grant to be recognized as share-based compensation over the vesting periods at their then fair value on January 3, 2018 (Note 14). Upon the completion of the Company’s IPO in September 2018, 15,937,500 ordinary shares were all vested.

In February 2018, the Company established a trust to hold 10,000,000 of the Company’s issued shares. These ordinary shares were contributed by the founder and held in trust for the benefit of the employees who are under the 2017 Plan to be issued based on the discretion of the board of directors of the Company. The ordinary shares issued to the trust are accounted for as treasury shares of the Company and presented as such for all periods presented. As of December 31, 2019, 2,031,500 granted shares have been exercised and were issued from treasury shares. The trust does not hold any other assets or liabilities as at December 31, 2018 and 2019, nor earn any income nor incur any expenses for the years ended December 31, 2018 and 2019.

From January to March 2018, shareholders of the Company sold certain ordinary shares to third party investors at about US$ 23.62 per share. Except for the sale of ordinary share to existing shareholders which resulted in share-based compensation of RMB 1.4 million, the sale of ordinary shares is a transaction amongst shareholders and did not impact the Group’s consolidated financial statements.

In September 2018, the Company completed its initial public offering on the NASDAQ Global Market of 13,800,000 American Depositary Shares (“ADS”) (including 1,800,000 ADSs sold upon the full exercise of the underwriters’ over-allotment option) (every four ADS represents one Class A ordinary share, for a total ordinary shares offering of 3,450,000 shares), at a price of US$7.00 per ADS for a total offering size of approximately US$96.6 million. The net proceeds raised from the IPO amounted to approximately RMB 590.9 million (US$85.9 million) after deducting underwriting discounts and commissions and other offering expenses.

Upon the completion of the IPO, all classes of preferred shares of the Company were converted and designated as Class A ordinary shares on a one-for-one basis. 34,248,442 ordinary shares, including the vesting of 15,937,500 ordinary owned by the founders that became subsequently restricted on January 3, 2018, were designated as Class B ordinary share on a one-for-one basis. All the remaining ordinary shares were designated as Class A ordinary shares on a one-for-one basis.

In respect of all matters subject to shareholders’ vote, each holder of Class A ordinary share is entitled to one and each holder of Class B ordinary share is entitled to ten votes.